Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing receivables
Past Due	¥ 26,584	¥ 54,820
Current	755,567	1,699,396
Total financing receivables	782,151	1,754,216
1 - 30 Days Past Due
Financing receivables
Past Due	11,123	34,102
31 - 60 Days Past Due
Financing receivables
Past Due	7,635	11,346
61 - 90 Days Past Due
Financing receivables
Past Due	¥ 7,826	¥ 9,372